Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 5,550,882	$ 5,440,908
Loss on impairment of long-lived assets	6,710,200	412,450
Goodwill impairment loss	6,710,200
Finite-Lived Intangible Assets, Gross	35,259,473	34,547,050
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	476,850	$ 476,850
Tin Bu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off	5,650,000
Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off	1,060,200
Impairment of intangible asset	798,800
Global Gaming Enterprises, Inc. [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset	488,300
Global Gaming Enterprises, Inc. [Member] | Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset	$ 311,500